                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06551

Morgan Stanley Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-months ended September 30, 2004

TOTAL RETURN FOR THE 6-MONTH PERIOD ENDED
SEPTEMBER 30, 2004

                                                                             LIPPER       LIPPER
                                                                             LARGE-       LARGE-
                                                  RUSSELL                       CAP          CAP
                                                     1000          S&P       GROWTH         CORE
                                                   GROWTH          500        FUNDS        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     INDEX(2)     INDEX(3)     INDEX(4)
 -3.17%      -3.49%      -3.54%      -3.04%       -3.39%       -0.18%       -3.48%       -1.18%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

Equities weakened over the six months ended September 30, 2004, as a result of high oil prices, rising interest rates and geopolitical concerns. Important indications of the economy's vitality such as manufacturing activity continued to be healthy for much of the period, but a number of other considerations such as disappointing back-to-school season retail sales served to undermine investor confidence. Corporate earnings were encouraging through the early half of the period; however, third-quarter preannouncements indicate a slowing trend. Employment generally improved, but not at the anticipated pace or level. Consumer sentiment also deteriorated over the period as consumers' assessment of current conditions and future expectations generally worsened. In addition to these developments the presidential election weighed on investors' confidence.

PERFORMANCE ANALYSIS

Morgan Stanley Growth Fund Class B and C shares underperformed its benchmarks for the six-month period ended September 30, 2004. Its Class A and D shares modestly outperformed the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index, however, they did not outperform the S&P 500 Index or the Lipper Large-Cap Core Funds Index.

The Fund was hurt primarily by its positioning in financial and consumer staples stocks. An overweighted position relative to the Russell 1000 Growth Index in the financial services sector was particularly detrimental. Diversified financials stocks were also a notable weakness. Citigroup suffered from the closure of its private banking operation in Japan upon the order of Japanese financial services regulators, while Goldman Sachs was hampered by a slowdown in the investment banking and equity markets. Within the consumer staples sector, soft drink beverage companies were an area of weakness. Coca-Cola was hurt by unfavorable volume trends in North America, the disappointing performance of Coke's low-carbohydrate product and by strained relations with the company's bottlers.

Other positions showed themselves to be more beneficial. Stock selection and underweighted allocations in the technology, materials and processing sectors were favorable -- relative to the Russell 1000 Growth Index. Within the technology sector, stock selection was particularly strong in the semiconductor and communications technology industries. Marvell Technology Group was a stand-out performer among semiconductor securities, making gains as the global provider of broadband communications and storage solutions delivered notable top- and bottom-line growth in markets such as hard disk drives and Ethernet networking. Qualcomm made strong gains after recent figures indicated that shipments of their CDMA technology chipsets for cell phones had exceeded estimates. Gold stocks in the materials and processing sector contributed positively. Gold companies have benefited from high energy prices and a weakening dollar. During the review period, Newmont Mining announced that it would acquire 10 percent of Europe's largest gold deposits and said that its gold reserves in Ghana were expected to increase by a third. The Fund benefited further from an overweighted position in integrated oil companies, as compared to the Russell 1000 Growth Index, which were helped by the rising price of oil.

   TOP 10 HOLDINGS
   Microsoft                                             5.1%
   Qualcomm                                              3.6
   Newmont Mining                                        3.3
   Johnson & Johnson                                     3.2
   Carnival Corp.                                        3.0
   Wal-Mart                                              2.9
   eBay                                                  2.4
   Pfizer                                                2.3
   Yahoo!                                                2.3
   Pepsico                                               2.2

   TOP FIVE INDUSTRIES
   Packaged Software                                     6.5%
   Medical Specialties                                   6.4
   Pharmaceuticals: Major                                5.5
   Biotechnology                                         4.9
   Casino/Gaming                                         4.7

Data as of September 30, 2004. Subject to change daily. All percentages for the top 10 holdings and top five industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN COMMON STOCKS PRIMARILY OF COMPANIES HAVING MARKET VALUES OR CAPITALIZATIONS OF AT LEAST $1 BILLION THAT THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES EXHIBIT STRONG EARNINGS AND FREE CASH FLOW GROWTH. THE INVESTMENT MANAGER SEEKS TO MAXIMIZE LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN GROWTH-ORIENTED EQUITY SECURITIES. THE INVESTMENT MANAGER EMPHASIZES INDIVIDUAL SECURITY SELECTION.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

FUND PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 05/29/92)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              GRTAX                     GRTBX                    GRTCX                    GRTDX
   1 YEAR                               7.12%(5)                  6.35%(5)                 6.34%(5)                 7.45%(5)
                                        1.49(6)                   1.35(6)                  5.34(6)                    --
   5 YEARS                             (4.01)(5)                 (4.65)(5)                (4.71)(5)                (3.78)(5)
                                       (5.04)(6)                 (4.97)(6)                (4.71)(6)                   --
   10 YEARS                               --                      6.58(5)                    --                       --
                                          --                      6.58(6)                    --                       --
   SINCE INCEPTION                      1.96(5)                   6.84(5)                  1.22(5)                  2.21(5)
                                        1.20(6)                   6.84(6)                  1.22(6)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Fund's benchmark was changed from the S&P 500 to the Russell 1000 Growth Index to more accurately reflect the Fund's investable universe.

(2) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Large-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Growth Funds classification as of September 30, 2004.

(4) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(5) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(6) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/04 - 09/30/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                   BEGINNING            ENDING            EXPENSES PAID
                                                                 ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                 -------------       -------------       ---------------
                                                                                                           04/01/04 -
                                                                   04/01/04            09/30/04             09/30/04
                                                                 -------------       -------------       ---------------
CLASS A
Actual (-3.17% return)....................................         $1,000.00           $  968.30             $ 6.07
Hypothetical (5% annual return before expenses)...........         $1,000.00           $1,018.90             $ 6.23
CLASS B
Actual (-3.49% return)....................................         $1,000.00           $  965.10             $ 9.75
Hypothetical (5% annual return before expenses)...........         $1,000.00           $1,015.14             $10.00
CLASS C
Actual (-3.54% return)....................................         $1,000.00           $  964.60             $ 9.75
Hypothetical (5% annual return before expenses)...........         $1,000.00           $1,015.14             $10.00
CLASS D
Actual (-3.04% return)....................................         $1,000.00           $  969.60             $ 4.84
Hypothetical (5% annual return before expenses)...........         $1,000.00           $1,020.16             $ 4.96

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.23%, 1.98%, 1.98% and 0.98% respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.5%)
              Advertising/Marketing
              Services (0.7%)
   169,700    Lamar Advertising Co.
               (Class A)*..............  $  7,061,217
                                         ------------
              Air Freight/Couriers
              (0.6%)
   120,340    C.H. Robinson Worldwide,
               Inc.....................     5,582,573
                                         ------------
              Apparel/Footwear (0.7%)
   152,590    Coach, Inc.*.............     6,472,868
                                         ------------
              Apparel/Footwear Retail
              (0.7%)
   200,828    Chico's FAS, Inc.*.......     6,868,318
                                         ------------
              Biotechnology (4.9%)
   327,443    Amgen Inc.*..............    18,559,469
   154,525    Biogen Idec Inc.*........     9,452,294
   177,700    Genentech, Inc.*.........     9,315,034
   254,662    Gilead Sciences, Inc.*...     9,519,265
                                         ------------
                                           46,846,062
                                         ------------
              Broadcasting (2.1%)
   450,100    Univision Communications
               Inc. (Class A)*.........    14,227,661
   183,600    XM Satellite Radio
               Holdings Inc. (Class
               A)*.....................     5,695,272
                                         ------------
                                           19,922,933
                                         ------------
              Cable/Satellite TV (0.5%)
   165,900    EchoStar Communications
               Corp. (Class A)*........     5,162,808
                                         ------------
              Casino/Gaming (4.7%)
   414,120    GTECH Holdings Corp. ....    10,485,518
   582,300    International Game
               Technology..............    20,933,685
   104,900    Station Casinos, Inc. ...     5,144,296
   168,275    Wynn Resorts, Ltd.*......     8,698,135
                                         ------------
                                           45,261,634
                                         ------------
              Computer Communications
              (1.3%)
   703,162    Cisco Systems, Inc.*.....    12,727,232
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Processing
              Hardware (1.8%)
   478,751    Dell Inc.*...............  $ 17,043,536
                                         ------------
              Data Processing Services
              (2.3%)
   278,500    First Data Corp..........    12,114,750
   322,370    Paychex, Inc.............     9,719,455
                                         ------------
                                           21,834,205
                                         ------------
              Discount Stores (3.4%)
   199,800    Dollar Tree Stores,
               Inc.*...................     5,384,610
   520,238    Wal-Mart Stores, Inc.....    27,676,662
                                         ------------
                                           33,061,272
                                         ------------
              Finance/Rental/
              Leasing (1.6%)
    75,400    Freddie Mac..............     4,919,096
   140,900    MBNA Corp................     3,550,680
   165,300    SLM Corp.................     7,372,380
                                         ------------
                                           15,842,156
                                         ------------
              Financial Conglomerates
              (2.2%)
    94,100    American Express Co......     4,842,386
   234,800    Brascan Corp. (Class A)
               (Canada)................     7,090,960
   207,183    Citigroup, Inc...........     9,140,914
                                         ------------
                                           21,074,260
                                         ------------
              Financial
              Publishing/Services
              (1.1%)
   140,000    Moody's Corp.............    10,255,000
                                         ------------
              Food: Major
              Diversified (2.2%)
   437,265    PepsiCo, Inc.............    21,272,942
                                         ------------
              Food: Specialty/Candy
              (1.5%)
   232,200    Wrigley (Wm.) Jr. Co.....    14,700,582
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Gas Distributors (1.0%)
   209,180    Questar Corp.............  $  9,584,628
                                         ------------
              Home Building (0.6%)
   112,900    Lennar Corp. (Class A)...     5,374,040
                                         ------------
              Home Improvement Chains
              (1.1%)
   282,400    Home Depot, Inc. (The)...    11,070,080
                                         ------------
              Hotels/Resorts/
              Cruiselines (3.0%)
   618,800    Carnival Corp.
               (Panama)................    29,263,052
                                         ------------
              Household/Personal Care
              (3.3%)
   419,000    Gillette Co. (The).......    17,489,060
   265,764    Procter & Gamble Co.
               (The)...................    14,383,148
                                         ------------
                                           31,872,208
                                         ------------
              Industrial Conglomerates
              (2.1%)
   142,700    3M Co. ..................    11,411,719
   303,200    Tyco International Ltd.
               (Bermuda)...............     9,296,112
                                         ------------
                                           20,707,831
                                         ------------
              Insurance
              Brokers/Services (0.5%)
   113,700    ChoicePoint Inc.*........     4,849,305
                                         ------------
              Integrated Oil (2.9%)
   303,200    Exxon Mobil Corp.........    14,653,656
   418,200    Suncor Energy, Inc.
               (Canada)................    13,386,582
                                         ------------
                                           28,040,238
                                         ------------
              Internet
              Software/Services (2.6%)
    27,000    Google Inc. (Class A)*...     3,499,200
   649,260    Yahoo! Inc.*.............    22,016,407
                                         ------------
                                           25,515,607
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/Brokers
              (0.6%)
   454,700    Ameritrade Holding
               Corp.*..................  $  5,460,947
                                         ------------
              Investment Managers
              (0.8%)
   136,600    Franklin Resources,
               Inc. ...................     7,616,816
                                         ------------
              Managed Health Care
              (2.2%)
   325,580    Caremark Rx, Inc.*.......    10,441,351
   152,360    UnitedHealth Group
               Inc. ...................    11,235,026
                                         ------------
                                           21,676,377
                                         ------------
              Media Conglomerates
              (2.1%)
   467,760    News Corporation Ltd.
               (The) (ADR)
               (Australia).............    15,375,271
   295,300    Time Warner Inc.*........     4,766,142
                                         ------------
                                           20,141,413
                                         ------------
              Medical Distributors
              (0.5%)
    67,900    Patterson Companies
               Inc.*...................     5,198,424
                                         ------------
              Medical Specialties
              (6.4%)
    60,700    Alcon, Inc.
               (Switzerland)...........     4,868,140
   201,100    Boston Scientific
               Corp.*..................     7,989,703
   168,200    Fisher Scientific
               International, Inc.*....     9,811,106
   320,200    Guidant Corp. ...........    21,146,008
   144,614    Medtronic, Inc. .........     7,505,467
   310,400    Zimmer Holdings,
               Inc.* ..................    10,306,816
                                         ------------
                                           61,627,240
                                         ------------
              Miscellaneous Commercial
              Services (0.6%)
   165,400    Iron Mountain Inc.* .....     5,598,790
                                         ------------
              Motor Vehicles (0.5%)
    80,200    Harley-Davidson, Inc. ...     4,767,088
                                         ------------
              Multi-Line Insurance
              (0.5%)
    68,399    American International
               Group, Inc. ............     4,650,448
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Production
              (2.2%)
   362,190    Ultra Petroleum Corp.
               (Canada)*...............  $ 17,765,419
   109,600    XTO Energy Inc. .........     3,559,808
                                         ------------
                                           21,325,227
                                         ------------
              Oilfield
              Services/Equipment (2.0%)
   219,900    Schlumberger Ltd.
               (Netherlands,
               Antilles)...............    14,801,469
    81,990    Smith International,
               Inc.*...................     4,979,253
                                         ------------
                                           19,780,722
                                         ------------
              Other Consumer Services
              (3.8%)
   181,300    Apollo Group, Inc. (Class
               A)*.....................    13,301,981
   256,425    eBay Inc.*...............    23,575,714
                                         ------------
                                           36,877,695
                                         ------------
              Packaged Software (6.5%)
   164,300    Adobe Systems, Inc. .....     8,127,921
 1,768,520    Microsoft Corp. .........    48,899,578
   105,100    Symantec Corp.*..........     5,767,888
                                         ------------
                                           62,795,387
                                         ------------
              Pharmaceuticals:
              Major (5.5%)
   542,444    Johnson & Johnson........    30,555,870
   735,684    Pfizer, Inc. ............    22,511,930
                                         ------------
                                           53,067,800
                                         ------------
              Precious Metals (3.3%)
   704,500    Newmont Mining Corp. ....    32,075,885
                                         ------------
              Property - Casualty
              Insurers (2.0%)
     6,736    Berkshire Hathaway, Inc.
               (Class B)*..............    19,339,056
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Recreational Products
              (1.7%)
   357,200    Electronic Arts Inc.*....  $ 16,427,628
                                         ------------
              Semiconductors (2.3%)
   488,655    Intel Corp. .............     9,802,419
   139,675    Linear Technology
               Corp. ..................     5,061,822
   271,100    Marvell Technology Group
               Ltd. (Bermuda)*.........     7,083,843
                                         ------------
                                           21,948,084
                                         ------------
              Specialty Stores (0.8%)
   267,310    PETsMART, Inc. ..........     7,588,931
                                         ------------
              Specialty
              Telecommunications (1.4%)
   533,200    Crown Castle
               International Corp.*....     7,934,016
    84,500    NTL, Inc.*...............     5,244,915
                                         ------------
                                           13,178,931
                                         ------------
              Telecommunication
              Equipment (3.6%)
   901,314    QUALCOMM Inc. ...........    35,187,299
                                         ------------
              Wireless
              Telecommunications (0.8%)
   189,100    America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................     7,380,573
                                         ------------
              Total Common Stocks
              (Cost $940,751,481)......   960,977,348
                                         ------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Growth Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.5%)
              Repurchase Agreement
 $   4,798    Joint repurchase
               agreement account 1.83%
               due 10/01/04 (dated
               09/30/04; proceeds
               $4,798,244) (a)
               (Cost $4,798,000).......  $  4,798,000
                                         ------------

Total Investments
(Cost $945,549,481) (b).....   100.0%     965,775,348
Other Assets in Excess of
Liabilities.................     0.0          126,870
                               -----     ------------
Net Assets..................   100.0%    $965,902,218
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $57,311,624 and the aggregate gross unrealized depreciation is $37,085,757, resulting in net unrealized appreciation of $20,225,867.

                       See Notes to Financial Statements
 10

Morgan Stanley Growth Fund
SUMMARY OF INVESTMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
Packaged Software...........................................  $ 62,795,387        6.5%
Medical Specialties.........................................    61,627,240        6.4
Pharmaceuticals: Major......................................    53,067,800        5.5
Biotechnology...............................................    46,846,062        4.9
Casino/Gaming...............................................    45,261,634        4.7
Other Consumer Services.....................................    36,877,695        3.8
Telecommunication Equipment.................................    35,187,299        3.6
Discount Stores.............................................    33,061,272        3.4
Precious Metals.............................................    32,075,885        3.3
Household/Personal Care.....................................    31,872,208        3.3
Hotels/Resorts/Cruiselines..................................    29,263,052        3.0
Integrated Oil..............................................    28,040,238        2.9
Internet Software/Services..................................    25,515,607        2.6
Semiconductors..............................................    21,948,084        2.3
Data Processing Services....................................    21,834,205        2.3
Managed Health Care.........................................    21,676,377        2.2
Oil & Gas Production........................................    21,325,227        2.2
Food: Major Diversified.....................................    21,272,942        2.2
Financial Conglomerates.....................................    21,074,260        2.2
Industrial Conglomerates....................................    20,707,831        2.1
Media Conglomerates.........................................    20,141,413        2.1
Broadcasting................................................    19,922,933        2.1
Oilfield Services/Equipment.................................    19,780,722        2.0
Property - Casualty Insurers................................    19,339,056        2.0
Computer Processing Hardware................................    17,043,536        1.8
Recreational Products.......................................    16,427,628        1.7
Finance/Rental/Leasing......................................    15,842,156        1.6
Food: Specialty/Candy.......................................    14,700,582        1.5
Specialty Telecommunications................................    13,178,931        1.4
Computer Communications.....................................    12,727,232        1.3
Home Improvement Chains.....................................    11,070,080        1.1
Financial Publishing/Services...............................    10,255,000        1.1
Gas Distributors............................................     9,584,628        1.0
Investment Managers.........................................     7,616,816        0.8
Specialty Stores............................................     7,588,931        0.8
Wireless Telecommunications.................................     7,380,573        0.8
Advertising/Marketing Services..............................     7,061,217        0.7
Apparel/Footwear Retail.....................................     6,868,318        0.7
Apparel/Footwear............................................     6,472,868        0.7
Miscellaneous Commercial Services...........................     5,598,790        0.6
Air Freight/Couriers........................................     5,582,573        0.6
Investment Banks/Brokers....................................     5,460,947        0.6
Home Building...............................................     5,374,040        0.6
Medical Distributors........................................     5,198,424        0.5
Cable/Satellite TV..........................................     5,162,808        0.5
Insurance Brokers/Services..................................     4,849,305        0.5
Repurchase Agreement........................................     4,798,000        0.5
Motor Vehicles..............................................     4,767,088        0.5
Multi-Line Insurance........................................     4,650,448        0.5
                                                              ------------      -----
                                                              $965,775,348      100.0%
                                                              ============      =====

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $945,549,481).......................................    $965,775,348
Receivable for:
    Investments sold........................................      13,171,893
    Shares of beneficial interest sold......................         549,275
    Dividends...............................................         183,403
Prepaid expenses and other assets...........................          95,064
                                                              --------------
    Total Assets............................................     979,774,983
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................      11,134,414
    Shares of beneficial interest redeemed..................       1,513,659
    Investment management fee...............................         626,503
    Distribution fee........................................         534,543
Accrued expenses and other payables.........................          63,646
                                                              --------------
    Total Liabilities.......................................      13,872,765
                                                              --------------
    Net Assets..............................................    $965,902,218
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,245,052,737
Net unrealized appreciation.................................      20,225,867
Net investment loss.........................................      (4,110,917)
Accumulated net realized loss...............................    (295,265,469)
                                                              --------------
    Net Assets..............................................    $965,902,218
                                                              ==============
Class A Shares:
Net Assets..................................................     $93,404,493
Shares Outstanding (unlimited authorized, $.01 par value)...       8,055,731
    Net Asset Value Per Share...............................          $11.59
                                                              ==============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........          $12.23
                                                              ==============
Class B Shares:
Net Assets..................................................    $593,939,917
Shares Outstanding (unlimited authorized, $.01 par value)...      53,705,842
    Net Asset Value Per Share...............................          $11.06
                                                              ==============
Class C Shares:
Net Assets..................................................     $30,444,702
Shares Outstanding (unlimited authorized, $.01 par value)...       2,789,716
    Net Asset Value Per Share...............................          $10.91
                                                              ==============
Class D Shares:
Net Assets..................................................    $248,113,106
Shares Outstanding (unlimited authorized, $.01 par value)...      20,986,266
    Net Asset Value Per Share...............................          $11.82
                                                              ==============

                       See Notes to Financial Statements
 12

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2004 (unaudited)

Net Investment Loss:
Income
Dividends (net of $10,270 foreign withholding tax)..........  $  4,387,073
Interest....................................................        53,967
                                                              ------------
    Total Income............................................     4,441,040
                                                              ------------
Expenses
Investment management fee...................................     4,036,533
Distribution fee (Class A shares)...........................       111,631
Distribution fee (Class B shares)...........................     3,257,468
Distribution fee (Class C shares)...........................       161,004
Transfer agent fees and expenses............................       815,613
Shareholder reports and notices.............................        52,365
Custodian fees..............................................        36,928
Professional fees...........................................        28,907
Registration fees...........................................        26,180
Trustees' fees and expenses.................................         6,444
Other.......................................................        18,884
                                                              ------------
    Total Expenses..........................................     8,551,957
                                                              ------------
    Net Investment Loss.....................................    (4,110,917)
                                                              ------------
Net Realized and Unrealized Loss:
Net realized loss...........................................    (8,757,756)
Net change in unrealized appreciation.......................   (23,338,362)
                                                              ------------
    Net Loss................................................   (32,096,118)
                                                              ------------
Net Decrease................................................  $(36,207,035)
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2004   MARCH 31, 2004
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.........................................    $   (4,110,917)    $   (4,481,011)
Net realized gain (loss)....................................        (8,757,756)        73,073,342
Net change in unrealized appreciation.......................       (23,338,362)        80,845,670
                                                                --------------     --------------
    Net Increase (Decrease).................................       (36,207,035)       149,438,001
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       (78,999,414)       401,057,994
                                                                --------------     --------------
    Net Increase (Decrease).................................      (115,206,449)       550,495,995
Net Assets:
Beginning of period.........................................     1,081,108,667        530,612,672
                                                                --------------     --------------
End of Period
(Including a net investment loss of $4,110,917, and $0,
respectively)...............................................    $  965,902,218     $1,081,108,667
                                                                ==============     ==============

                       See Notes to Financial Statements
 14

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on May 29, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.80% to the portion of daily net assets not exceeding $750 million; 0.75% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.70% to the portion of daily net assets exceeding $1.5 billion. (Effective November 1, 2004, the annual rates will be reduced to the following: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.45% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion and 0.35% to the portion of daily net assets exceeding $3 billion. Additionally, the Fund will incur an Administration Fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the daily net assets.)

Prior to May 28, 2004, under a Sub-Advisory Agreement between the Investment Manager and Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $526,053 for the period April 1, 2004 through May 27, 2004. Effective May 28, 2004, the Investment Manager assumed direct responsibility for the investment of the Portfolio.

As part of the Fund's acquisition of Morgan Stanley Market Leader Trust ("Market Leader"), the Investment Manager has agreed to reduce its management fee so that the total annual Fund operating expenses, excluding distribution fees, will not exceed 0.99% for the first year of combined operations (March 13, 2004 through March 12, 2005).

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $26,757,576 at September 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $974, $467,428 and $2,389, respectively and received $21,733 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2004 aggregated $981,136,239 and $1,066,572,258, respectively. Included in the aforementioned transactions are purchases and sales of $5,696,432 and $332,001, respectively, with other Morgan Stanley funds including a net realized loss of $10,252.

For the six months ended September 30, 2004, the Fund incurred brokerage commissions of $2,818 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $900.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE SIX                      FOR THE YEAR
                                                       MONTHS ENDED                         ENDED
                                                    SEPTEMBER 30, 2004                 MARCH 31, 2004
                                                --------------------------       ---------------------------
                                                       (unaudited)
                                                  SHARES        AMOUNT             SHARES         AMOUNT
                                                ----------   -------------       -----------   -------------
CLASS A SHARES
Sold..........................................   2,181,550   $  25,423,000         3,015,413   $  34,274,269
Shares issued in connection with the
  acquisition of Morgan Stanley Tax-Managed
  Growth Fund.................................          --              --           548,767       6,172,301
Shares issued in connection with the
  acquisition of Morgan Stanley Market Leader
  Trust.......................................          --              --         1,220,228      14,476,891
Redeemed......................................  (1,177,429)    (13,781,916)       (1,142,844)    (13,037,147)
                                                ----------   -------------       -----------   -------------
Net increase - Class A........................   1,004,121      11,641,084         3,641,564      41,886,314
                                                ----------   -------------       -----------   -------------
CLASS B SHARES
Sold..........................................   1,195,285      13,483,882         6,366,341      68,326,737
Shares issued in connection with the
  acquisition of Morgan Stanley Tax-Managed
  Growth Fund.................................          --              --         4,737,274      51,250,326
Shares issued in connection with the
  acquisition of Morgan Stanley Market Leader
  Trust.......................................          --              --        19,856,778     225,324,378
Redeemed......................................  (9,306,441)   (103,720,647)      (11,150,901)   (120,946,278)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class B.............  (8,111,156)    (90,236,765)       19,809,492     223,955,163
                                                ----------   -------------       -----------   -------------
CLASS C SHARES
Sold..........................................     249,749       2,780,680           520,993       5,554,330
Shares issued in connection with the
  acquisition of Morgan Stanley Tax-Managed
  Growth Fund.................................          --              --           727,742       7,769,294
Shares issued in connection with the
  acquisition of Morgan Stanley Market Leader
  Trust.......................................          --              --         1,189,313      13,320,680
Redeemed......................................    (432,554)     (4,760,358)         (421,241)     (4,527,760)
                                                ----------   -------------       -----------   -------------
Net increase (decrease) - Class C.............    (182,805)     (1,979,678)        2,016,807      22,116,544
                                                ----------   -------------       -----------   -------------
CLASS D SHARES
Sold..........................................   2,903,827      34,734,813         6,115,264      70,238,776
Shares issued in connection with the
  acquisition of Morgan Stanley Tax-Managed
  Growth Fund.................................          --              --           280,143       3,205,429
Shares issued in connection with the
  acquisition of Morgan Stanley Market Leader
  Trust.......................................          --              --         6,649,275      80,279,533
Redeemed......................................  (2,794,917)    (33,158,868)       (3,514,584)    (40,623,765)
                                                ----------   -------------       -----------   -------------
Net increase - Class D........................     108,910       1,575,945         9,530,098     113,099,973
                                                ----------   -------------       -----------   -------------
Net increase (decrease) in Fund...............  (7,180,930)  $ (78,999,414)       34,997,961   $ 401,057,994
                                                ==========   =============       ===========   =============

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2004, the Fund had a net capital loss carryforward of $238,630,984 of which $138,297,401 will expire on March 31, 2010, $97,336,059 will expire on March 31, 2011 and $2,997,524 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Tax-Managed Growth Fund ("Tax-Managed") and Market Leader, the Fund obtained net capital loss carryforwards of $75,277,069 and $147,460,624 from Tax-Managed and Market Leader, respectively. Utilization of these carryforwards is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of March 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

7. Fund Acquisitions

On October 6, 2003, the Fund acquired all the net assets of Tax-Managed based on the respective valuations as of the close of business on October 3, 2003 pursuant to a Plan of Reorganization approved by the shareholders of Tax-Managed on September 30, 2003. The acquisition was accomplished by a tax-free exchange of 548,767 Class A shares of the Fund at a net asset value of $11.25 per share for 1,051,726 Class A shares of Tax-Managed; 4,737,274 Class B shares of the Fund at a net asset value of $10.82 per share for 8,961,067 Class B shares of Tax-Managed; 727,742 Class C shares of the Fund at a net asset value of $10.67 per share for 1,359,896 Class C shares of Tax-Managed; and 280,143 Class D shares of the Fund at a net asset value of $11.45 per share for 541,830 Class D shares of Tax-Managed. The net assets of the Fund and Tax-Managed immediately before the acquisition were $645,940,274 and $68,397,350, respectively, including unrealized appreciation of $4,195,785 for Tax-Managed. Immediately after the acquisition, the combined net assets of the Fund amounted to $714,337,624.

Morgan Stanley Growth Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004 (UNAUDITED) continued

On March 15, 2004, the Fund acquired all the net assets of Market Leader based on the respective valuations as of the close of business on March 12, 2004 pursuant to a Plan of Reorganization approved by the shareholders of Market Leader on February 24, 2004. The acquisition was accomplished by a tax-free exchange of 1,220,228 Class A shares of the Fund at a net asset value of $11.86 per share for 1,127,974 Class A shares of Market Leader; 19,856,778 Class B shares of the Fund at a net asset value of $11.35 per share for 18,443,079 Class B shares of Market Leader; 1,189,313 Class C shares of the Fund at a net asset value of $11.20 per share for 1,087,372 Class C shares of Market Leader; and 6,649,275 Class D shares of the Fund at a net asset value of $12.07 per share for 6,154,659 Class D shares of Market Leader. The net assets of the Fund and Market Leader immediately before the acquisition were $744,057,936 and $333,401,482, respectively, including unrealized depreciation of $18,280,086 for Market Leader. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,077,459,418.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                   FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED      ----------------------------------------------------
                                              SEPTEMBER 30, 2004     2004       2003       2002       2001       2000
                                              ------------------   --------   --------   --------   --------   --------
                                                 (unaudited)
Class A Shares

Selected Per Share Data:

Net asset value, beginning of period........        $11.97         $  9.41    $ 12.58    $ 12.60    $ 22.32    $ 17.34
                                                    ------         -------    -------    -------    -------    -------

Income (loss) from investment operations:
    Net investment loss++...................         (0.02)          (0.02)      0.00      (0.04)     (0.06)     (0.09)
    Net realized and unrealized gain
    (loss)..................................         (0.36)           2.58      (3.17)      0.09      (6.82)      6.89
                                                    ------         -------    -------    -------    -------    -------

Total income (loss) from investment
 operations.................................         (0.38)           2.56      (3.17)      0.05      (6.88)      6.80
                                                    ------         -------    -------    -------    -------    -------

Less distributions from net realized gain...            --              --         --      (0.07)     (2.84)     (1.82)
                                                    ------         -------    -------    -------    -------    -------

Net asset value, end of period..............        $11.59         $ 11.97    $  9.41    $ 12.58    $ 12.60    $ 22.32
                                                    ======         =======    =======    =======    =======    =======

Total Return+...............................         (3.17)%(1)      27.21%    (25.20)%     0.36%    (34.32)%    42.32%

Ratios to Average Net Assets(3):
Expenses....................................          1.23 %(2)       1.22%      1.18%      1.18%      1.11%      1.13%

Net investment loss.........................         (0.36)%(2)      (0.17)%    (0.06)%    (0.35)%    (0.34)%    (0.48)%

Supplemental Data:
Net assets, end of period, in thousands.....       $93,404         $84,421    $32,091    $17,611    $11,824    $14,947

Portfolio turnover rate.....................            96 %(1)        139%       155%        95%        67%        81%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 22

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                      FOR THE YEAR ENDED MARCH 31,
                                         MONTHS ENDED      -----------------------------------------------------------
                                      SEPTEMBER 30, 2004     2004        2003        2002        2001         2000
                                      ------------------   ---------   ---------   ---------   ---------   -----------
                                         (unaudited)
Class B Shares

Selected Per Share Data:

Net asset value, beginning of
 period.............................         $11.46          $ 9.08      $12.24      $12.35      $22.04        $17.20
                                             ------          ------      ------      ------      ------        ------

Income (loss) from investment
 operations:
 Net investment loss++..............          (0.06)          (0.10)      (0.09)      (0.14)      (0.15)        (0.15)
 Net realized and unrealized gain
  (loss)............................          (0.34)           2.48       (3.07)       0.10       (6.70)         6.81
                                             ------          ------      ------      ------      ------        ------

Total income (loss) from investment
 operations.........................          (0.40)           2.38       (3.16)      (0.04)      (6.85)         6.66
                                             ------          ------      ------      ------      ------        ------

Less distributions from net realized
 gain...............................             --              --          --       (0.07)      (2.84)        (1.82)
                                             ------          ------      ------      ------      ------        ------

Net asset value, end of period......         $11.06          $11.46      $ 9.08      $12.24      $12.35        $22.04
                                             ======          ======      ======      ======      ======        ======

Total Return+.......................          (3.49)%(1)      26.21%     (25.82)%     (0.44)%    (34.61)%       41.82%

Ratios to Average Net Assets(3):
Expenses............................           1.98 %(2)       1.98%       1.99%       1.94%       1.59%         1.48%

Net investment loss.................          (1.11)%(2)      (0.93)%     (0.87)%     (1.11)%     (0.82)%       (0.83)%

Supplemental Data:
Net assets, end of period, in
 thousands..........................       $593,940        $708,534    $381,478    $714,513    $867,382    $1,326,846

Portfolio turnover rate.............             96 %(1)        139%        155%         95%         67%           81%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX                   FOR THE YEAR ENDED MARCH 31,
                                                 MONTHS ENDED      ----------------------------------------------------
                                              SEPTEMBER 30, 2004     2004       2003       2002       2001       2000
                                              ------------------   --------   --------   --------   --------   --------
                                                 (unaudited)
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period........        $11.31          $ 8.96     $12.07     $12.16     $21.80     $17.09
                                                    ------          ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment loss++...................         (0.06)          (0.10)     (0.08)     (0.11)     (0.19)     (0.23)
    Net realized and unrealized gain
    (loss)..................................         (0.34)           2.45      (3.03)      0.09      (6.61)      6.76
                                                    ------          ------     ------     ------     ------     ------

Total income (loss) from investment
 operations.................................         (0.40)           2.35      (3.11)     (0.02)     (6.80)      6.53
                                                    ------          ------     ------     ------     ------     ------

Less distributions from net realized gain...            --              --         --      (0.07)     (2.84)     (1.82)
                                                    ------          ------     ------     ------     ------     ------

Net asset value, end of period..............        $10.91          $11.31     $ 8.96     $12.07     $12.16     $21.80
                                                    ======          ======     ======     ======     ======     ======

Total Return+...............................         (3.54)%(1)      26.23%    (25.77)%    (0.20)%   (34.82)%    41.29%

Ratios to Average Net Assets(3):
Expenses....................................          1.98 %(2)       1.98%      1.98%      1.73%      1.88%      1.89%

Net investment loss.........................         (1.11)%(2)      (0.93)%    (0.86)%    (0.90)%    (1.11)%    (1.24)%

Supplemental Data:
Net assets, end of period, in thousands.....       $30,445         $33,621     $8,563    $14,095    $14,490    $11,848

Portfolio turnover rate.....................            96 %(1)        139%       155%        95%        67%        81%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 24

Morgan Stanley Growth Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                    FOR THE YEAR ENDED MARCH 31,
                                             MONTHS ENDED      -------------------------------------------------------
                                          SEPTEMBER 30, 2004     2004        2003        2002        2001       2000
                                          ------------------   ---------   ---------   ---------   --------   --------
                                             (unaudited)
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period....        $12.19           $ 9.56     $ 12.76     $ 12.75     $22.49     $17.41
                                                ------           ------     -------     -------     ------     ------

Income (loss) from investment
 operations:
    Net investment income (loss)++......         (0.01)            0.01        0.01       (0.01)     (0.02)     (0.04)
    Net realized and unrealized gain
    (loss)..............................         (0.36)            2.62       (3.21)       0.09      (6.88)      6.94
                                                ------           ------     -------     -------     ------     ------

Total income (loss) from investment
 operations.............................         (0.37)            2.63       (3.20)       0.08      (6.90)      6.90
                                                ------           ------     -------     -------     ------     ------

Less distributions from net realized
 gain...................................            --               --          --       (0.07)     (2.84)     (1.82)
                                                ------           ------     -------     -------     ------     ------

Net asset value, end of period..........        $11.82           $12.19     $  9.56     $ 12.76     $12.75     $22.49
                                                ======           ======     =======     =======     ======     ======

Total Return+...........................         (3.04)%(1)       27.51%     (25.08)%      0.59%    (34.14)%    42.75%

Ratios to Average Net Assets(3):
Expenses................................          0.98 %(2)        0.98%       0.99%       0.94%      0.88%      0.89%

Net investment income (loss)............         (0.11)%(2)        0.07%       0.13%      (0.11)%    (0.11)%    (0.24)%

Supplemental Data:
Net assets, end of period, in
 thousands..............................      $248,113         $254,533    $108,481    $133,653    $79,666    $12,702

Portfolio turnover rate.................            96 %(1)         139%        155%         95%        67%        81%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.
Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Growth Fund

Semiannual Report
September 30, 2004

[MORGAN STANLEY LOGO]

37977RPT-RA04-00755P-Y09/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                        3